June 30, 2025

Fund	Ticker Symbols
	Institutional	A Class	C Class	F Class
WESTWOOD QUALITY VALUE FUND	WHGLX	WWLAX	--	--
WESTWOOD QUALITY MIDCAP FUND	WWMCX	--	--	--
WESTWOOD QUALITY SMIDCAP FUND	WHGMX	--	--	--
WESTWOOD QUALITY SMALLCAP FUND	WHGSX	WHGAX	WHGCX	--
WESTWOOD QUALITY ALLCAP FUND	WQAIX	--	--	--
WESTWOOD INCOME OPPORTUNITY FUND	WHGIX	WWIAX	WWICX	--
WESTWOOD MULTI-ASSET INCOME FUND	WHGHX	WSDAX	--	--
WESTWOOD ALTERNATIVE INCOME FUND	WMNIX	WMNAX	--	--
WESTWOOD REAL ESTATE INCOME FUND	KIFYX	KIFAX	--	--
WESTWOOD BROADMARK TACTICAL GROWTH FUND	FTGWX	FTAGX	FTGOX	--
WESTWOOD BROADMARK TACTICAL PLUS FUND	SBTIX	SBTAX	--	BTPIX
WESTWOOD SALIENT MLP & ENERGY INFRASTRUCTURE FUND	SMLPX	SMAPX	SMFPX	--

INSTITUTIONAL SHARES

A CLASS SHARES

C CLASS SHARES

F CLASS SHARES

Series of Ultimus Managers Trust

Supplement to the Prospectus and Statement of Additional Information, each dated February 28, 2025

This supplement updates certain information in the Prospectus and Statement of Additional Information (the “SAI”) for the Institutional Shares, A Class Shares, C Class Shares and F Class Shares of the Westwood Quality Value Fund, the Westwood Quality MidCap Fund, the Westwood Quality SMidCap Fund, the Westwood Quality SmallCap Fund, the Westwood Quality AllCap Fund, the Westwood Income Opportunity Fund, the Westwood Multi-Asset Income Fund, the Westwood Alternative Income Fund, the Westwood Real Estate Income Fund, the Westwood Broadmark Tactical Growth Fund, the Westwood Broadmark Tactical Plus Fund and the Westwood Salient MLP & Energy Infrastructure Fund (each, a “Fund,” collectively, the “Funds”), each a series of Ultimus Managers Trust, as set forth below. For more information or to obtain a copy of the Funds’ Prospectus or SAI, free of charge, please visit the Funds’ website at www.westwoodfunds.com or call the Funds toll free at 1-877-FUND-WHG (1-877-386-3944).

Effective June 30, 2025, Corey Henegar, Senior Vice President, Portfolio Manager and Senior Research Analyst, will become a member of the portfolio team of the Westwood Quality Value Fund, joining Lauren Hill, Matthew Lockridge and Michael Wall, who will continue as members of the Fund’s portfolio team.

The following disclosure is added to the section entitled “Portfolio Managers” beginning on page 106 of the Prospectus:

Mr. Corey Henegar, CFA®, has served as Senior Vice President, Portfolio Manager, and Senior Research Analyst since rejoining Westwood in February 2025. Mr. Henegar previously was a Co-Founder, Portfolio Manager and Analyst with Oakview Capital Management, L.P. At Oakview, Mr. Henegar managed an AllCap Value portfolio and covered a variety of sectors using a Quality-Value investment approach. From 2001-2010, Mr. Henegar was with Westwood as both an Analyst and Portfolio Manager on the SmidCap Value strategy. Mr. Henegar holds the CFA charter and graduated from Texas Tech University with a Bachelor of Business Administration degree in Finance. Mr. Henegar has more than [ ] years of investment experience. Mr. Henegar has managed the Quality Value Fund since 2025.

The following changes are made in the Prospectus and SAI for the Westwood Broadmark Tactical Growth Fund and the Westwood Broadmark Tactical Plus Fund:

Effective June 13, 2025, Mr. J. Dyer Kennedy, Vice President and Portfolio Manager of Broadmark Asset Management, LLC, investment sub-adviser to the Westwood Broadmark Tactical Growth Fund and the Westwood Broadmark Tactical Plus Fund (the “Funds”), no longer serves as a Portfolio Manager of the Funds. All references to Mr. Kennedy with respect to the Funds are hereby removed from the Prospectus and SAI. Mr. Ricardo Cortez, Mr. Richard Damico and Mr. Adrian Helfert remain as Co-Portfolio Managers of the Funds and no changes to the Funds’ investment objectives or principal investment strategies are contemplated at this time.

The following disclosure replaces in its entirety the second and third paragraphs in the section entitled “Dividends and Distributions” on page 128 of the Prospectus:

The Real Estate Income Fund distributes its net investment income quarterly and makes distributions of its net realized capital gains, if any, at least annually.

The Multi Asset Income Fund, Income Opportunity Fund and Alternative Income Fund distribute their net investment income monthly and make distributions of their net realized capital gains, if any, at least annually.

The following disclosure relating to financial intermediary Stifel, Nicolaus & Company, Incorporated is included in the Prospectus under the section entitled “Appendix A – Intermediary-Specific Sales Charge Discounts and Waivers”:

Stifel, Nicolaus & Company, Incorporated (“Stifel”) and its broker dealer affiliates

Effective June 30, 2025, shareholders purchasing or holding a Westwood Fund share, including existing fund shareholders, through a Stifel or affiliated platform that provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge load waivers (including front-end sales charge waivers and contingent deferred, or back-end (CDSC) sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Prospectus or the Funds’ SAI.

Class A Shares

As described elsewhere in this Prospectus, Stifel may receive compensation out of the front-end sales charge if you purchase Class A shares through Stifel.

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Rights of accumulation

Rights of accumulation (“ROA”) that entitle shareholders to breakpoint discounts on front-end sales charges will be calculated by Stifel based on the aggregated holding of eligible assets in each Westwood Fund held by accounts within the purchaser’s household at Stifel. Westwood Fund assets not held at Stifel may be included in the calculation of ROA only if the shareholder notifies his or her financial advisor about such assets.

The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

Front-end sales charge waivers on Class A shares available at Stifel

•	Class C shares that have been held for more than seven (7) years may be converted to Class A shares or other front-end share class(es) of the same fund pursuant to Stifel’s policies and procedures. To the extent that this Prospectus elsewhere provides for a waiver with respect to the exchange or conversion of such shares following a shorter holding period, those provisions shall continue to apply.
•	Shares purchased by employees and registered representatives of Stifel or its affiliates and their family members as designated by Stifel.
•	Shares purchased in a Stifel fee-based advisory program, often referred to as a “wrap” program.
•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same or another Westwood Fund.
•	Shares purchased from the proceeds of redeemed shares of a Westwood Fund so long as the proceeds are from the sale of shares from an account with the same owner/beneficiary within 90 days of the purchase. For the absence of doubt, automated transactions (i.e. systematic purchases, including salary deferral transactions and withdrawals) and purchases made after shares are sold to cover Stifel’s account maintenance fees are not eligible for rights of reinstatement.
•	Shares from rollovers into Stifel from retirement plans to IRAs.
•	Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the direction of Stifel. Stifel is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in this Prospectus.
•	Purchases of Class 529-A shares through a rollover from another 529 plan.
•	Purchases of Class 529-A shares made for reinvestment of refunded amounts.
•	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
•	Charitable organizations and foundations, notably 501(c)(3) organizations.

Contingent Deferred Sales Charges Waivers on Class A and C Shares

•	Death or disability of the shareholder or, in the case of 529 plans, the account beneficiary.
•	Shares sold as part of a systematic withdrawal plan not to exceed 12% annually.
•	Return of excess contributions from an IRA Account.
•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.
•	Shares acquired through a right of reinstatement.
•	Shares sold to pay Stifel fees or costs in such cases where the transaction is initiated by Stifel.
•	Shares exchanged or sold in a Stifel fee-based program.
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Share Class Conversions in Advisory Accounts

•	Stifel continually looks to provide our clients with the lowest cost share class available based on account type. Stifel reserves the right to convert shares to the lowest cost share class available at Stifel upon transfer of shares into an advisory program.

The following information is added to the table in the section entitled “THE PORTFOLIO MANAGERS – Fund Shares Owned by the Portfolio Managers” beginning on page 89 of the SAI:

Name	Dollar Range of Fund Shares
Corey Henegar, CFA	$50,001-$100,000 (Westwood Quality Value Fund)

The following information is added to the table in the section entitled “THE PORTFOLIO MANAGERS – Other Accounts” beginning on page 91 of the SAI:

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets[1] (in Millions)	Number of Accounts	Total Assets[1] (in Millions)	Number of Accounts	Total Assets[1] (in Millions)
Corey Henegar, CFA	0	$0	0	$0	2	$0.03

[1]	Represents the portion of assets for which the portfolio manager has responsibility in the accounts indicated. The accounts indicated may contain additional assets under the responsibility of other portfolio managers and therefore may be duplicated. Information is as of March 31, 2025.

If you have any questions regarding the Funds, please call 1-877-FUND-WHG (1-877-386-3944).

Investors Should Retain this Supplement for Future Reference.

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